CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	Average yield	June 30,	December 31,
	p.a. %	2020	2019
Cash and banks	0.40	6,070,196	2,464,097

Cash equivalents
Local currency
Fixed-term deposits (1)	75.34% of CDI	358,900	630,075

Foreign currency
Fixed-term deposits (1)	0.76	4,044,605	154,955
		10,473,701	3,249,127
1)	Refers to Time Deposit and Sweep Account applications, maturing up to 90 days.